American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2022

Mid Cap Value - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.1%
Huntington Ingalls Industries, Inc.	442,839	96,459,191
Airlines — 1.8%
Southwest Airlines Co.(1)	4,378,784	158,161,678
Auto Components — 2.0%
Aptiv PLC(1)	347,877	30,985,404
BorgWarner, Inc.	3,711,906	123,866,303
Bridgestone Corp.(2)	743,100	27,092,958
		181,944,665
Banks — 5.4%
Commerce Bancshares, Inc.	200,591	13,168,799
First Hawaiian, Inc.	5,636,411	128,002,894
Prosperity Bancshares, Inc.	1,985,126	135,524,552
Truist Financial Corp.	3,072,489	145,728,153
Westamerica Bancorporation	1,023,147	56,948,362
		479,372,760
Building Products — 0.9%
Cie de Saint-Gobain	1,758,676	75,991,033
Capital Markets — 8.2%
Ameriprise Financial, Inc.	420,353	99,909,501
Bank of New York Mellon Corp.	5,185,809	216,300,093
Northern Trust Corp.	2,342,010	225,957,125
State Street Corp.	538,352	33,189,401
T. Rowe Price Group, Inc.	1,328,740	150,958,151
		726,314,271
Chemicals — 1.5%
Akzo Nobel NV	1,026,995	67,163,287
Axalta Coating Systems Ltd.(1)	3,143,677	69,506,698
		136,669,985
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	329,141	43,074,683
Communications Equipment — 1.4%
F5, Inc.(1)	594,538	90,988,096
Juniper Networks, Inc.	1,042,509	29,711,506
		120,699,602
Construction and Engineering — 0.6%
Vinci SA	549,708	49,342,569
Containers and Packaging — 2.4%
Amcor PLC	2,211,950	27,494,539
Packaging Corp. of America	704,737	96,901,337
Sonoco Products Co.	1,611,271	91,906,898
		216,302,774
Electric Utilities — 4.0%
Edison International	2,949,709	186,539,597
Evergy, Inc.	436,448	28,478,232
Eversource Energy	430,146	36,334,433
Pinnacle West Capital Corp.	1,422,013	103,977,590
		355,329,852
Electrical Equipment — 4.5%
Atkore, Inc.(1)	505,105	41,928,766

Emerson Electric Co.	2,301,018	183,022,972
Hubbell, Inc.	183,180	32,712,284
nVent Electric PLC	4,555,465	142,722,719
		400,386,741
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	812,253	91,906,427
Energy Equipment and Services — 0.9%
Baker Hughes Co.	2,686,328	77,554,289
Equity Real Estate Investment Trusts (REITs) — 8.2%
Equinix, Inc.	180,403	118,528,379
Essex Property Trust, Inc.	300,486	78,580,094
Healthcare Trust of America, Inc., Class A	3,443,033	96,095,051
Healthpeak Properties, Inc.	5,205,159	134,865,670
Realty Income Corp.	1,100,165	75,097,263
Regency Centers Corp.	1,859,263	110,272,889
VICI Properties, Inc.	2,699,571	80,420,220
Weyerhaeuser Co.	943,796	31,258,523
		725,118,089
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	6,268,261	163,156,604
Food Products — 4.5%
Conagra Brands, Inc.	5,584,623	191,217,491
General Mills, Inc.	412,673	31,136,178
J.M. Smucker Co.	681,713	87,266,081
Kellogg Co.	427,002	30,462,323
Orkla ASA	7,108,744	56,945,982
		397,028,055
Gas Utilities — 2.0%
Atmos Energy Corp.	302,380	33,896,798
Spire, Inc.	1,907,349	141,849,545
		175,746,343
Health Care Equipment and Supplies — 5.8%
Baxter International, Inc.	678,707	43,593,351
Becton Dickinson and Co.	185,371	45,699,513
DENTSPLY SIRONA, Inc.	1,611,689	57,585,648
Embecta Corp.(1)	2,098,119	53,124,373
Koninklijke Philips NV, NY Shares	1,751,286	37,705,187
Zimmer Biomet Holdings, Inc.	2,637,133	277,057,193
		514,765,265
Health Care Providers and Services — 6.9%
AmerisourceBergen Corp.	741,981	104,975,472
Cardinal Health, Inc.	1,199,455	62,695,513
Henry Schein, Inc.(1)	1,813,001	139,129,697
Quest Diagnostics, Inc.	1,309,082	174,081,724
Universal Health Services, Inc., Class B	1,341,759	135,128,549
		616,010,955
Hotels, Restaurants and Leisure — 1.4%
Cracker Barrel Old Country Store, Inc.(2)	391,113	32,654,024
Sodexo SA	1,266,332	89,573,089
		122,227,113
Household Products — 2.2%
Henkel AG & Co. KGaA, Preference Shares	785,501	48,607,242
Kimberly-Clark Corp.	1,086,056	146,780,468
		195,387,710
Insurance — 6.5%
Aflac, Inc.	2,054,990	113,702,597

Allstate Corp.	1,495,719	189,552,469
Chubb Ltd.	226,004	44,427,866
Hanover Insurance Group, Inc.	485,271	70,970,884
Reinsurance Group of America, Inc.	1,396,573	163,804,047
		582,457,863
IT Services — 0.9%
Amdocs Ltd.	924,981	77,060,167
Leisure Products — 0.6%
Polaris, Inc.	558,039	55,402,112
Machinery — 3.9%
Cummins, Inc.	464,775	89,947,906
IMI PLC	2,917,059	41,838,464
Oshkosh Corp.	1,656,449	136,060,721
PACCAR, Inc.	488,238	40,201,517
Stanley Black & Decker, Inc.	349,382	36,636,196
		344,684,804
Media — 1.4%
Fox Corp., Class B	4,221,884	125,389,955
Multi-Utilities — 1.4%
NorthWestern Corp.	2,153,372	126,898,212
Multiline Retail — 1.8%
Dollar Tree, Inc.(1)	1,037,156	161,640,763
Oil, Gas and Consumable Fuels — 4.1%
Devon Energy Corp.	1,492,256	82,238,228
Diamondback Energy, Inc.	370,825	44,925,449
Enterprise Products Partners LP	4,305,435	104,923,451
Phillips 66	876,539	71,867,433
Pioneer Natural Resources Co.	257,077	57,348,737
		361,303,298
Paper and Forest Products — 0.7%
Mondi PLC	3,658,702	64,942,519
Road and Rail — 0.6%
Heartland Express, Inc.(3)	4,103,800	57,083,858
Semiconductors and Semiconductor Equipment — 0.4%
Applied Materials, Inc.	353,355	32,148,238
Software — 1.0%
Open Text Corp.	2,313,488	87,542,386
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	943,574	163,323,224
Technology Hardware, Storage and Peripherals — 0.9%
HP, Inc.	2,563,542	84,032,907
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	4,099,524	37,633,630
Trading Companies and Distributors — 2.3%
Beacon Roofing Supply, Inc.(1)	1,099,537	56,472,220
MSC Industrial Direct Co., Inc., Class A	1,958,838	147,128,321
		203,600,541
TOTAL COMMON STOCKS (Cost $8,209,548,034)		8,684,095,131
SHORT-TERM INVESTMENTS — 2.5%
Discount Notes(4) — 1.0%
Federal Home Loan Bank Discount Notes, 1.02%, 7/1/22	85,000,000	85,000,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	141,299	141,299
State Street Navigator Securities Lending Government Money Market Portfolio(5)	635,795	635,795
		777,094

Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $15,996,293), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $15,621,805)		15,621,184
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25% - 3.625%, 3/31/28 - 4/15/28, valued at $95,804,586), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $93,929,757)		93,926,000
		109,547,184
Treasury Bills(4) — 0.3%
U.S. Treasury Bills, 0.61%, 7/7/22	25,000,000	24,996,896
TOTAL SHORT-TERM INVESTMENTS (Cost $220,321,778)		220,321,174
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $8,429,869,812)		8,904,416,305
OTHER ASSETS AND LIABILITIES — (0.2)%		(17,397,911)
TOTAL NET ASSETS — 100.0%		$8,887,018,394

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,165,822	EUR	10,526,703	JPMorgan Chase Bank N.A.	9/30/22	$65,502
USD	448,055,052	EUR	423,740,805	JPMorgan Chase Bank N.A.	9/30/22	1,223,975
GBP	2,573,026	USD	3,161,889	Bank of America N.A.	9/30/22	(24,467)
USD	2,375,426	GBP	1,954,954	Bank of America N.A.	9/30/22	(8,349)
USD	2,800,740	GBP	2,292,006	Bank of America N.A.	9/30/22	5,980
USD	93,857,718	GBP	76,397,771	Bank of America N.A.	9/30/22	702,035
JPY	110,536,125	USD	818,295	Bank of America N.A.	9/30/22	1,465
USD	24,294,016	JPY	3,259,236,600	Bank of America N.A.	9/30/22	122,791
USD	1,650,988	NOK	16,193,719	UBS AG	9/30/22	3,715
USD	45,165,037	NOK	449,556,971	UBS AG	9/30/22	(565,250)
						$1,527,397

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,172,381. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,762,232, which includes securities collateral of $29,126,437.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	154,851,707	27,092,958	—
Building Products	—	75,991,033	—
Chemicals	69,506,698	67,163,287	—
Construction and Engineering	—	49,342,569	—
Food and Staples Retailing	—	163,156,604	—
Food Products	340,082,073	56,945,982	—
Hotels, Restaurants and Leisure	32,654,024	89,573,089	—
Household Products	146,780,468	48,607,242	—
Machinery	302,846,340	41,838,464	—
Paper and Forest Products	—	64,942,519	—
Other Industries	6,952,720,074	—	—
Short-Term Investments	777,094	219,544,080	—
	8,000,218,478	904,197,827	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,125,463	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	598,066	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$57,740	—	—	$(656)	$57,084	4,104	—	$82
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.